Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
NOTE 12. Intangible Assets

Intangible assets at December 31, 2014 and 2013, were as follows:

		December 31, 2014			December 31, 2013
	Estimated Weighted Average Useful Life (years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
		(Dollars in Millions)
Definite-Lived:
Developed technology	7	$39	$13	$26	$23	$9	$14
Customer related	10	87	10	77	90	1	89
Other	32	8	1	7	9	1	8
Subtotal		$134	$24	$110	$122	$11	$111
Indefinite-Lived:
Goodwill		$46	$—	$46	$51	$—	$51
Total		$180	$24	$156	$173	$11	$162

A roll-forward of the net carrying amounts of intangible assets, by product group is presented below:

	Definite-lived intangibles			Indefinite-lived intangibles
	Developed Technology	Customer Related	Other	Goodwill	Total
	(Dollars in Millions)
Electronics:
Balance at December 31, 2012	$10	$—	$—	$—	$10
Additions	7	89	9	51	156
Foreign currency	—	1	—	—	1
Amortization	(3)	(1)	(1)	—	(5)
Balance at December 31, 2013	$14	$89	$8	$51	$162
Additions	16	—	—	—	16
Foreign currency	3	(5)	(1)	(1)	(4)
Amortization	(7)	(7)	—	—	(14)
YFVE purchase accounting adjustment	—	—	—	(4)	(4)
Balance at December 31, 2014	$26	$77	$7	$46	$156